Income Taxes - Schedule of Income Tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Components of Income Tax (Benefit) Expenses [Abstract]
Current	$ 148,482	$ 38,907
Deferred	(287,471)
Total	$ (138,989)	$ 38,907